Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: August 10, 2022

Payment Date	8/15/2022
Collection Period Start	7/1/2022
Collection Period End	7/31/2022
Interest Period Start	7/15/2022
Interest Period End	8/14/2022

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$—	$—	$—	—	Jun-23
Class A-3 Notes	$204,467,189.22	$19,502,026.82	$184,965,162.40	0.419422	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$367,951,189.22	$19,502,026.82	$348,449,162.40

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$371,342,399.81	$351,840,372.99	0.259377
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$371,342,399.81	$351,840,372.99
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$—	1.64000%	30/360	$—
Class A-3 Notes	$204,467,189.22	1.60000%	30/360	$272,622.92
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$367,951,189.22			$507,235.81

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$371,342,399.81	$351,840,372.99
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$371,342,399.81	$351,840,372.99
Number of Receivable Outstanding	35,086	34,233
Weight Average Contract Rate	4.60%	4.60%
Weighted Average Remaining Term (months)	33	32

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,404,300.85
Principal Collections	$19,416,823.14
Liquidation Proceeds	$70,780.29
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$20,891,904.28
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$20,891,904.28

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$309,452.00	$309,452.00	$—	$—	$20,582,452.28
Interest - Class A-1 Notes	$—	$—	$—	$—	$20,582,452.28
Interest - Class A-2 Notes	$—	$—	$—	$—	$20,582,452.28
Interest - Class A-3 Notes	$272,622.92	$272,622.92	$—	$—	$20,309,829.36
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$20,143,039.61
First Allocation of Principal	$—	$—	$—	$—	$20,143,039.61
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$20,122,805.15
Second Allocation of Principal	$—	$—	$—	$—	$20,122,805.15
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$20,100,422.90
Third Allocation of Principal	$2,546,816.23	$2,546,816.23	$—	$—	$17,553,606.67
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$17,528,400.24
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$3,964,400.24
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,964,400.24
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$573,189.65
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$573,189.65
Remaining Funds to Certificates	$573,189.65	$573,189.65	$—	$—	$—
Total	$20,891,904.28	$20,891,904.28	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$371,342,399.81	$351,840,372.99
Note Balance	$367,951,189.22	$348,449,162.40
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	9	$85,203.68
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	69	$70,780.29
Monthly Net Losses (Liquidation Proceeds)			$14,423.39
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.20)%
Second Preceding Collection Period			0.20%
Preceding Collection Period			0.32%
Current Collection Period			0.05%
Four-Month Average Net Loss Ratio			0.09%
Cumulative Net Losses for All Periods			$1,398,010.93
Cumulative Net Loss Ratio			0.10%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.27%	73	$945,889.20
60-89 Days Delinquent	0.07%	17	$235,447.95
90-119 Days Delinquent	0.01%	2	$29,694.63
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.34%	92	$1,211,031.78

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$40,277.05
Total Repossessed Inventory		5	$71,693.71

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		19	$265,142.58
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.08%
Second Preceding Collection Period			0.06%
Preceding Collection Period			0.07%
Current Collection Period			0.08%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of July 2022:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.38	0.11%	27	0.08%